Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent [Member]
Release of vested RRP shares (in shares)	4,664	4,864
Retained Earnings [Member]
Cash dividends declared, per share (in dollars per share)	$ 0.26	$ 0.19
Common stock allocated by ESOP (in shares)	14,428	14,428